PROVISIONS, CONTINGENCIES AND COMMITMENTS - Competition and Antitrust Claims (Details) $ in Millions, ZAR in Billions			1 Months Ended				12 Months Ended
	Sep. 01, 2009 producer	May 31, 2006 USD ($)	Aug. 31, 2013 producer	Feb. 28, 2011 plaintiff	Sep. 30, 2005 USD ($)	Sep. 30, 2000 producer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ZAR	Dec. 31, 2015 USD ($)
Disclosure of other provisions [line items]
Provisions | $							$ 2,022	$ 1,947		$ 2,204
Competition and antitrust claims
Disclosure of other provisions [line items]
Provisions | $							$ 6
Number of plaintiffs | producer						3
ArcelorMittal Brasil S.A. | Competition and antitrust claims
Disclosure of other provisions [line items]
Number of plaintiffs | plaintiff				4
Damages sought | $		$ 67			$ 61
ArcelorMittal South Africa Ltd. (AMSA) | Competition and antitrust claims
Disclosure of other provisions [line items]
Damages sought, percent of annual revenues	10.00%
Amount awarded to other party								$ 110	ZAR 1.5
ArcelorMittal South Africa Ltd. (AMSA) | Claims Related To Alleged Concerted Practice With Highveld
Disclosure of other provisions [line items]
Damages sought, period under review							10 years
South Africa | Competition and antitrust claims
Disclosure of other provisions [line items]
Number of plaintiffs | producer	4		4
Number of steel producers under investigation | producer	1